Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The plan measures and classifies fair value measurements in accordance with the hierarchy as defined by GAAP. The hierarchy prioritizes inputs to the valuation techniques used to measure fair value into three levels as follows:
•Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities that we could liquidate as of the reporting date.
•Level 2 - inputs other than quoted prices included within Level 1 that are directly observable for the asset or indirectly observable through corroboration with observable market data. The plan does not have any financial assets utilizing Level 2 inputs.
•Level 3 - unobservable inputs, such as internally developed pricing models for the asset due to little or no market activity for the asset. The Plan does not have any financial assets utilizing Level 3 inputs.
The valuation methods for each investment category are described below.
Constellation Stock Fund: The fair value of the Company stock is based on the closing price of the investment on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) (Level 1 inputs). The Company’s shares of common stock are traded on the NASDAQ under the symbol “CEG”.
Registered Investment Companies: Registered investment companies (or mutual funds) are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price (Level 1 inputs).
Collective Trust Funds: Collective trust funds represent investments held in pooled funds. The Plan’s interests in the collective trust funds are valued based on the NAV provided by the fund sponsor. The NAV, as provided by the Trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. In the event the Plan were to initiate a full redemption of the collective trust funds, the investment advisor reserves the right to temporarily delay withdrawal from the trust to ensure that securities liquidations will be carried out in an orderly business manner. There are no significant redemption restrictions or unfunded commitments on these investments. These funds also include cash associated with a clearing account which are invested in a collective short-term investment fund.
The following tables set forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 and 2024 were as follows:

(in thousands of dollars)	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Constellation Stock fund	$582,181	$—	$—	$582,181
Registered investment companies	90,849	—	—	90,849
Net investments in the fair value hierarchy	673,030	—	—	673,030
Investments valued at net asset value (a)	—	—	—	6,095,565
Total investments at fair value	$673,030	$—	$—	$6,768,595
(a) - Includes investments in Collective Trust Funds

(in thousands of dollars)	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Constellation Stock fund	$383,094	$—	$—	$383,094
Registered investment companies	77,315	—	—	77,315
Net investments in the fair value hierarchy	460,409	—	—	460,409
Investments valued at net asset value (a)	—	—	—	5,389,833
Total investments at fair value	$460,409	$—	$—	$5,850,242
(a) - Includes investments in Collective Trust Funds